INVENTORIES	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
INVENTORIES

NOTE 4: INVENTORIES

White River’s inventory as of September 30, 2022 and March 31, 2022 of $91,925 and $107,026, respectively, consisted of crude oil of approximately 5,299 and 4,935 barrels of unsold crude oil, respectively, using the lower of cost (LIFO) or net realizable value.

White River Holdings Corp [Member]
Restructuring Cost and Reserve [Line Items]
INVENTORIES

NOTE 3: INVENTORIES

The Company’s inventory as of March 31, 2022 and 2021 of $107,026 and $122,007, respectively, consisted of crude oil of approximately 4,935 and 6,198 barrels of unsold crude oil, respectively, using the lower of cost (LIFO) or net realizable value.